Interim Condensed Consolidated Statement of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
OPERATING ACTIVITIES
Net Loss	$ (2,541)	$ (3,939)	$ (19,748)	$ (15,226)
Adjustments for:
Depreciation and amortization	358	277	1,024	830
Equity-settled share-based payment	15,417	7,144	37,797	18,980
Finance costs	(33)	(143)	638	156
Changes in operating asset and liabilities:
Funds Held in Restricted Escrow Account			(9,250)
Trade receivables	1,326	(614)	(10,864)	(992)
Other receivables	13	(23)	20	(1)
Prepaid expenses and deposits	(850)	(266)	(259)	(796)
Accounts payable	(63)	(493)	562	179
Accrued liabilities	(2,638)	2,654	17,617	12,068
Customer deposits	(5,608)	(13,247)	14,568	8,852
Other payables	1,815	718	12,541	1,684
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	7,196	(7,932)	44,646	25,734
INVESTING ACTIVITIES
Purchase of property and equipment	(367)	(197)	(964)	(448)
Investment Deposits in Debt Instruments held at FVTOCI	(1,134)	(3,037)	(2,847)	(6,766)
Investment Withdrawals in Debt Instruments held at FVTOCI	1,014		6,766	845
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(487)	(3,234)	2,955	(6,369)
FINANCING ACTIVITIES
Purchase of common shares for Restricted Share Unit (RSU) Plan	(15,110)	(350)	(30,336)	(1,761)
Shares withheld for taxes	(736)		(1,477)
Proceeds from exercise of stock options	1,994	380	5,617	592
Payment of lease liabilities				(96)
Payment of contingent consideration				(800)
Cash disbursements for non-controlling interest	(119)	(303)	(171)	(303)
NET CASH USED IN FINANCING ACTIVITIES	(13,971)	(273)	(26,367)	(2,368)
Net change in cash, cash equivalents and restricted cash	(7,262)	(11,439)	21,234	16,997
Cash, cash equivalents and restricted cash, beginning of period	56,440	46,745	27,655	18,327
Fluctuations in foreign currency	(82)	33	207	15
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, ENDING BALANCE	49,096	35,339	49,096	35,339
SUPPLEMENTAL DISCLOSURE OF NON CASH ACTIVITIES
Cashless exercise of warrants	$ 485		$ 862